Loans at amortized cost, etc. - Changes in loans at amortized cost, etc. (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023
Loans at amortized cost net category
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		₩ 416,070,032		₩ 411,549,785
Transfer (from) to 12 months expected credit losses		0		0
Transfer (from) to lifetime expected credit losses		0		0
Transfer (from) to credit- impaired financial assets		0		0
Net increase and decrease	[1]	40,891,639		6,876,364
Charge off		(1,536,101)	[2]	(1,649,416)	[3]
Disposal		(1,564,401)		(706,701)
Ending balance		453,861,169		416,070,032
Loans at amortized cost net category | Retail | 12-month expected credit loss
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		145,441,757		146,741,436
Transfer (from) to 12 months expected credit losses		3,147,209		3,684,473
Transfer (from) to lifetime expected credit losses		(7,176,298)		(6,347,880)
Transfer (from) to credit- impaired financial assets		(478,797)		(462,894)
Net increase and decrease	[1]	12,578,349		1,826,622
Charge off		0	[2]	0	[3]
Disposal		0		0
Ending balance		153,512,220		145,441,757
Loans at amortized cost net category | Retail | Life time expected credit loss
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		9,390,209		8,491,997
Transfer (from) to 12 months expected credit losses		(3,133,165)		(3,671,574)
Transfer (from) to lifetime expected credit losses		7,236,219		6,382,499
Transfer (from) to credit- impaired financial assets		(281,842)		(266,533)
Net increase and decrease	[1]	(843,971)		(1,544,703)
Charge off		0	[2]	0	[3]
Disposal		(2,706)		(1,477)
Ending balance		12,364,744		9,390,209
Loans at amortized cost net category | Retail | Financial instruments credit-impaired
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		794,050		600,340
Transfer (from) to 12 months expected credit losses		(14,044)		(12,899)
Transfer (from) to lifetime expected credit losses		(59,921)		(34,619)
Transfer (from) to credit- impaired financial assets		760,639		729,427
Net increase and decrease	[1]	18,273		148,463
Charge off		(393,809)	[2]	(489,511)	[3]
Disposal		(200,812)		(147,151)
Ending balance		904,376		794,050
Loans at amortized cost net category | Corporations | 12-month expected credit loss
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		181,802,456		183,229,940
Transfer (from) to 12 months expected credit losses		8,633,328		6,312,378
Transfer (from) to lifetime expected credit losses		(14,466,401)		(14,969,646)
Transfer (from) to credit- impaired financial assets		(424,077)		(511,906)
Net increase and decrease	[1]	24,466,147		7,797,722
Charge off		0	[2]	0	[3]
Disposal		(33,148)		(56,032)
Ending balance		199,978,305		181,802,456
Loans at amortized cost net category | Corporations | Life time expected credit loss
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		41,746,140		32,054,591
Transfer (from) to 12 months expected credit losses		(8,567,306)		(6,310,771)
Transfer (from) to lifetime expected credit losses		14,506,969		14,984,213
Transfer (from) to credit- impaired financial assets		(611,269)		(476,684)
Net increase and decrease	[1]	2,178,224		1,502,116
Charge off		0	[2]	0	[3]
Disposal		(190,000)		(7,325)
Ending balance		49,062,758		41,746,140
Loans at amortized cost net category | Corporations | Financial instruments credit-impaired
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		1,548,844		970,719
Transfer (from) to 12 months expected credit losses		(66,022)		(1,607)
Transfer (from) to lifetime expected credit losses		(40,568)		(14,567)
Transfer (from) to credit- impaired financial assets		1,035,346		988,590
Net increase and decrease	[1]	893,286		449,944
Charge off		(450,932)	[2]	(352,324)	[3]
Disposal		(761,001)		(491,911)
Ending balance		2,158,953		1,548,844
Loans at amortized cost net category | Credit card | 12-month expected credit loss
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		23,294,631		23,586,633
Transfer (from) to 12 months expected credit losses		59,878		59,586
Transfer (from) to lifetime expected credit losses		(50,080)		(72,489)
Transfer (from) to credit- impaired financial assets		(19,995)		(19,349)
Net increase and decrease	[1]	1,320,926		(259,750)
Charge off		0	[2]	0	[3]
Disposal		0		0
Ending balance		24,605,360		23,294,631
Loans at amortized cost net category | Credit card | Life time expected credit loss
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		4,110,407		4,333,611
Transfer (from) to 12 months expected credit losses		(59,830)		(59,510)
Transfer (from) to lifetime expected credit losses		50,133		72,551
Transfer (from) to credit- impaired financial assets		(12,913)		(10,202)
Net increase and decrease	[1]	(481,264)		(226,043)
Charge off		0	[2]	0	[3]
Disposal		0		0
Ending balance		3,606,533		4,110,407
Loans at amortized cost net category | Credit card | Financial instruments credit-impaired
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		645,603		493,480
Transfer (from) to 12 months expected credit losses		(48)		(76)
Transfer (from) to lifetime expected credit losses		(53)		(62)
Transfer (from) to credit- impaired financial assets		32,908		29,551
Net increase and decrease	[1]	1,008,038		928,319
Charge off		(685,877)	[2]	(805,454)	[3]
Disposal		(357,581)		(155)
Ending balance		642,990		645,603
Loans at amortized cost net category | Others | 12-month expected credit loss
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		6,444,509		10,367,271
Transfer (from) to 12 months expected credit losses		30,878		51,588
Transfer (from) to lifetime expected credit losses		(189,201)		(154,268)
Transfer (from) to credit- impaired financial assets		(43)		(476)
Net increase and decrease	[1]	(303,276)		(3,819,606)
Charge off		0	[2]	0	[3]
Disposal		0		0
Ending balance		5,982,867		6,444,509
Loans at amortized cost net category | Others | Life time expected credit loss
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		826,979		665,676
Transfer (from) to 12 months expected credit losses		(30,878)		(51,588)
Transfer (from) to lifetime expected credit losses		189,201		154,268
Transfer (from) to credit- impaired financial assets		(9,600)		(6,139)
Net increase and decrease	[1]	50,784		65,262
Charge off		0	[2]	0	[3]
Disposal		(410)		(500)
Ending balance		1,026,076		826,979
Loans at amortized cost net category | Others | Financial instruments credit-impaired
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		24,447		14,091
Transfer (from) to 12 months expected credit losses		0		0
Transfer (from) to lifetime expected credit losses		0		0
Transfer (from) to credit- impaired financial assets		9,643		6,615
Net increase and decrease	[1]	6,123		8,018
Charge off		(5,483)	[2]	(2,127)	[3]
Disposal		(18,743)		(2,150)
Ending balance		15,987		24,447
Due from banks at amortized cost and other financial assets
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		59,822,825		49,954,366
Transfer (from) to 12 months expected credit losses		0		0
Transfer (from) to lifetime expected credit losses		0		0
Transfer (from) to credit- impaired financial assets		0		0
Net increase and decrease	[1]	2,311,348		9,898,948
Charge off		(61,157)		(28,665)
Disposal		(131,661)		(1,824)
Ending balance		61,941,355		59,822,825
Due from banks at amortized cost and other financial assets | 12-month expected credit loss
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		59,409,121		49,701,131
Transfer (from) to 12 months expected credit losses		34,752		23,476
Transfer (from) to lifetime expected credit losses		(62,021)		(96,073)
Transfer (from) to credit- impaired financial assets		(8,949)		(9,110)
Net increase and decrease	[1]	2,116,517		9,789,697
Charge off		0		0
Disposal		(475)		0
Ending balance		61,488,945		59,409,121
Due from banks at amortized cost and other financial assets | Life time expected credit loss
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		245,916		165,723
Transfer (from) to 12 months expected credit losses		(34,626)		(23,305)
Transfer (from) to lifetime expected credit losses		62,091		96,096
Transfer (from) to credit- impaired financial assets		(21,143)		(40,985)
Net increase and decrease	[1]	(10,556)		48,392
Charge off		0		0
Disposal		(6,430)		(5)
Ending balance		235,252		245,916
Due from banks at amortized cost and other financial assets | Financial instruments credit-impaired
Changes in loans at amortized cost and other assets [Line Items]
Beginning balance		167,788		87,512
Transfer (from) to 12 months expected credit losses		(126)		(171)
Transfer (from) to lifetime expected credit losses		(70)		(23)
Transfer (from) to credit- impaired financial assets		30,092		50,095
Net increase and decrease	[1]	205,387		60,859
Charge off		(61,157)		(28,665)
Disposal		(124,756)		(1,819)
Ending balance		₩ 217,158		₩ 167,788

[1]	The amount is due to execution, collection, debt restructuring, investment conversion, exchange rate fluctuation, etc.
[2]	The amount of uncollected loans currently in recovery (principal and interest) is W10,268,898 million, which is written off as of December 31, 2024.
[3]	The amount of uncollected loans currently in recovery (principal and interest) is W9,964,573 million, which is written off as of December 31, 2023.